FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST SEMIANNUAL REPORT
TABLE OF CONTENTS



Letter to Contract Owners ..........................   2
A Word About Risk ..................................   5
Important Notes to Performance Information .........   6
Fund Summary
 Franklin S&P 500 Index Fund .......................   FSP-1
  Prospectus Supplement ............................   FSP-5

050 S01 08/01

Thank you for investing with Franklin Templeton Variable Insurance Products Trust. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do fund unit prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


Please Note: Franklin Templeton Variable Insurance Products Trust (FTVIP) currently consists of 27 separate funds, which generally offer Class 1 and Class 2 shares. Please consult your contract prospectus for the most current information on which funds and classes are available in that product.


Please retain this document, including the enclosed prospectus supplements, with your current prospectus, for reference.

 LETTER TO CONTRACT OWNERS


Dear Contract Owners:

This semiannual report for Franklin Templeton Variable Insurance Products Trust covers the period ended June 30, 2001. During the six months under review, most economies around the world experienced decelerating economic growth. In the U.S., gross domestic product (GDP) growth fell sharply to 1.3% in the first quarter of 2001, compared with 4.8% during the same period in 2000. Domestic consumer and business confidence eroded considerably, exacerbated by high energy costs that drained purchasing power and profit margins. Consequently, slower retail sales, excess inventories and weaker capital spending -- especially in information technology -- prompted corporate cutbacks, earnings warnings, employee layoffs and rising unemployment. The Federal Reserve Board (the Fed) cut the federal funds target rate six times during the period, lowering borrowing costs. Unfortunately, by period-end, these interest rate cuts had not prompted a general rebound and investors had very few clear signals of the U.S. economy's direction. One piece of good news, however, was that inflation appeared under control.

The U.S. slowdown also seemed to diminish European, Asian and Latin American growth. Euro-zone (the 12 countries comprising the European Monetary Union) GDP growth slowed to 2.6% in the first quarter of 2001. Asia's export dependent economies suffered directly from the U.S. technology downturn. Japan, in particular, experienced a contracting economy, rising unemployment, falling factory production and deteriorating business confidence in addition to its troubled banking system. China was an exception with its economy growing a robust 8.1% in the first quarter of this year. In Latin America, Mexican GDP unexpectedly slowed, as the impact of lower U.S. growth was more pronounced than expected. As a result of this worldwide slowdown, many foreign central banks followed the Fed's lead and began lowering interest rates to pump some life into their countries' economies.

Domestic equity markets, following a volatile and dismal 2000 -- particularly for growth and technology-related stocks -- began 2001 in a similar condition and continued to deteriorate through March. After an April-May rebound, they headed downward again in early June as investors weighed some positive economic news against additional profit warnings from technology and other sectors. For the six months ended June 30, 2001, the blue chips of the Dow Jones/(R)/ Industrial Average posted a -1.96% return. The broader Standard & Poor's 500/(R)/ (S&P 500/(R)/) Composite Index and the technology-heavy Nasdaq Composite Index returned -6.70% and -12.32% during the same time. Value stocks generally outperformed growth stocks, which include Internet-related and technology stocks, and the Russell 3000 Value Index returned -0.34% compared with the Russell 3000 Growth Index's -13.24% plunge for the six-month period./1/

World equity markets generally followed that of the U.S., a potential consequence of the closely linked global economy. Thus, most foreign equity markets slid downward to reach new lows in March 2001, regained momentum through April, then resumed their downhill trend toward period-end. For the six months under review, returns were mixed for world stock markets in local currency terms, but due to the strong U.S. dollar, these returns were all lower in U.S. dollar terms.

Domestic debt securities generally outperformed equities as stock market volatility and investor pessimism prompted many investors to seek the relative safety of bonds. This, combined with falling short-term interest rates, contributed to higher bond prices and a steeper Treasury yield curve -- as rates fell in the short end of the curve while at the same time rising in the long end.

In local currency terms, global bond markets generated positive returns, as most major central banks reduced interest rates in response to slower economic growth. However, because most major currencies




1. Source: Standard & Poor's Micropal. The unmanaged Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market/(R)/. The index is market value-weighted and includes over 4,000 companies. The unmanaged Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The indexes are capitalization-weighted, rebalanced semi-annually and include reinvested dividends.
                                                                              3
depreciated relative to the U.S. dollar, their returns were lower in U.S. dollar terms. Debt in emerging market countries was a different story. A strong dollar and persistently low inflation helped the emerging market bond asset class to log some of the best returns in the fixed income world for the second year in a row.

At period-end, although the U.S. economy's direction was still unclear, recession risks seemed just a bit less ominous. On June 20, the Conference Board's Index of Leading Indicators, a key gauge of future economic activity, rose 0.5%. This higher-than-expected increase suggested that the U.S. economy may be poised to rebound, although at a slow pace. In addition, financial markets began to factor in the likelihood that the economy will bounce back next year. However, Fed Chairman Alan Greenspan also said that the worst of the year-long slowdown may not be over, and that the Fed stands ready to do more to avert a recession. One threat to a U.S. economic rebound is that consumers might sharply cut back spending should the labor market deteriorate further. However, analysts are hopeful that the tax-cut refund checks expected to arrive in late June through September will help boost consumer spending. Fed officials believe that past interest rate cuts will eventually revive the economy, but because of these mitigating factors, they are not sure when.

It is important to remember, of course, that securities markets always have been, and always will be, subject to volatility. No one can predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on day-to-day market movements, but on your long-term retirement and investment goals. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,
[GRAPHIC OMITTED]
/s/ Rupert H. Johnson, Jr.
Rupert H. Johnson, Jr.
Vice President
Franklin Templeton Variable Insurance Products Trust

A WORD ABOUT RISK






All of the funds are subject to certain risks, which will cause investment returns and the value of your principal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks.

Bonds and other debt obligations are affected by the creditworthiness of their issuers, and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated ("junk") bonds generally have greater price swings and higher default risks than investment grade bonds. An investment in Franklin Money Market Fund is neither insured nor guaranteed by the U.S. government. The Fund attempts to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, political or social instability. These and other risks pertaining to specific funds, such as specialized industry or geographical sectors or use of complex securities, are discussed in the Franklin Templeton Variable Insurance Products Trust prospectus. Your investment representative can help you determine which funds may be right for you.

 IMPORTANT NOTES TO
PERFORMANCE INFORMATION






Total return of the funds is the percentage change in value of a hypothetical $10,000 investment over the indicated periods and includes reinvestment of dividends and capital gains. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states. Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money.

                                               FRANKLIN S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Fund Goal and Primary Investments: Franklin S&P 500 Index Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses. The Fund uses investment "indexing" strategies and invests in the common stocks of the S&P 500 Index in approximately the same proportion as the S&P 500 Index./1/
--------------------------------------------------------------------------------
This semiannual report of Franklin S&P 500 Index Fund covers the six months ended June 30, 2001. During the reporting period, the Federal Reserve Board (the
Fed) cut rates aggressively in an attempt to spur an economy slowed by reduced spending and corporate profitability. Lower gross domestic product (GDP) projections during 2001's first quarter contributed to fears of a possible recession. A major manufacturing slowdown also became evident and factory operating rates dipped to 78%, the lowest since the last recession. In the second quarter, worldwide central bank easings, led by the U.S., along with tax rebates and tax cuts approved by the U.S. Congress, were expected to add the necessary liquidity and stimulus to turn investor sentiment and corporate earnings around. In response, equity markets began to rise again, factoring in a possible economic recovery later in the year. However, weaker-than-expected data from the Fed's Beige Book (anecdotal information on regional and national economic conditions), weekly unemployment claims, industrial production and anemic corporate earnings indicated that an economic turnaround might be further away than originally thought. The market's reaction in June then erased much of the gains posted earlier in the second quarter.

Reflecting investor concerns over flagging economic growth and a dearth of positive corporate earnings news, stock markets continued the volatile track they assumed in early 2000. The S&P 500 Index suffered through a disastrous first quarter, losing 11.86% of its value./1/ In percentage terms, it was the worst quarterly performance since the index lost 13.74% in the third quarter of 1990 and its worst first quarter performance since 1939. This year's second quarter started with a bang as growth stocks reversed their freefall, producing encouraging results in April. The markets presented a muddled picture in May and


1. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.

                                                                          FSP-1

            Top 10 Holdings
      Franklin S&P 500 Index Fund
                6/30/01
 Company                      % of Total
 Industry                     Net Assets
--------------------------- ------------
   General Electric Co.           4.3%
   Producer Manufacturing
   Microsoft Corp.                3.5%
   Technology Services
   Exxon Mobil Corp.              2.7%
   Energy Minerals
   Citigroup Inc.                 2.4%
   Finance
   Pfizer Inc.                    2.2%
   Health Technology
   AOL Time Warner Inc.           2.1%
   Consumer Services
   Wal-Mart Stores Inc.           1.9%
   Retail Trade
   American International
   Group Inc.                     1.8%
   Finance
   Intel Corp.                    1.7%
   Electronic Technology
   International Business
   Machines Corp.                 1.7%
   Electronic Technology

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments.

June as investors struggled to balance the Fed's aggressive rate cutting posture with disappointing corporate revenues as bleak earnings reports continued to flood in. Overall, the S&P 500 Index fell 6.70% for the six months ended June 30, 2001. Other indexes also fell during the reporting period, with the Dow Jones Industrial Average and Nasdaq Composite Index down 1.96% and 12.32%./2/

Franklin S&P 500 Index Fund is currently managed with a full replication technique. With this passive strategy, the Fund holds each constituent of the index, with the exception of some minor securities, in its approximate capitalization weight. This replication technique allows the Fund to more tightly track the S&P 500 Index, with performance discrepancies generally attributable to the Fund's cash flow, fees and expenses. Fund performance is reported after fees and expenses, while the S&P 500 Index serves as an unmanaged benchmark and includes reinvested dividends. Tracking differences may be caused by Fund cash flow and trading expenses. Positive cash flow in a down market will provide positive tracking (deviation between the Fund and the S&P 500 Index which is beneficial to the Fund) that will help to offset fees and expenses. Of course, one cannot invest directly in an index.

As a result of changes to the S&P 500 Index, there were 16 additions and 13 deletions to the Fund's portfolio between January 1 and June 30, 2001, based upon rebalancing activity. Deletions generally occur because of merger and acquisition activity, bankruptcies and restructurings, or lack of representation. Whenever a company is deleted from the index, another company is added to keep the number of index constituents at 500. This reporting period's difference in additions/deletions was due to merger activity only.


2. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market/(R)/. The index is market value-weighted and includes over 4,000 companies.

FSP-2

Looking forward, we intend to keep the Fund's passively managed portfolio nearly fully invested in the common stocks of the S&P 500 Index by holding constituent securities. We will use financial futures to manage the Fund's liquidity while maintaining exposure to the S&P 500 Index. As such, the performance should continue to be dictated by the performance of the S&P 500 Index and general U. S. equity market conditions.




























 This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our indexing strategy and the Fund's portfolio composition may change depending on market and indexing strategy conditions and the composition of the S&P 500 Index. Although historical performance is no guarantee of future results, these insights may help you understand our management philosophy.

                                                                          FSP-3

Franklin S&P 500 Index Fund - Class 3














   Performance reflects all Fund expenses, but does not include any plan administration fees and expenses imposed on retirement plans for which the Fund's Class 3 shares are an investment option. If they had been included, performance would be lower.










   Since markets can go down as well as up, investment return and the value of your principal will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.










PERFORMANCE SUMMARY AS OF 6/30/01
Franklin S&P 500 Index Fund - Class 3 delivered a -7.27% cumulative total return for the six-month period ended 6/30/01. Total return of Class 3 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results. The manager and administrator had agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses did not exceed 0.80% of the Fund's Class 3 net assets through 2001. Had they not taken this action, the Fund's total return would have been lower. After December 31, 2001, the manager and administrator may end this arrangement at any time.



           Franklin S&P 500 Index Fund - Class 3
                   Periods ended 6/30/01
                                                    Since
                                                 Inception
                                    1-Year       (11/1/99)
                               -------------- --------------
 Cumulative Total Return             -15.61%        -10.75%
 Average Annual Total Return         -15.61%         -6.60%
 Value of $10,000 Investment         $8,439         $8,925

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.



























                             Past performance does not guarantee future results.

FSP-4

                          FRANKLIN S&P 500 INDEX FUND

             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)

                       SUPPLEMENT DATED AUGUST 15, 2001

                      TO THE PROSPECTUS DATED MAY 1, 2001


       The prospectus is amended by replacing the MANAGEMENT section (page FSP-5) with the following:

[GRAPHIC OMITTED]


       MANAGEMENT
       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.


       Under an agreement with Advisers, SSgA Funds Management, Inc. (SSgA), Two International Place, Boston, Massachusetts 02110, is the Fund's sub-advisor. SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.


       The Fund's lead portfolio manager is:

       T. Anthony Coffey, CFA       Mr. Coffey has been a manager of the Fund since August 2000, and
       VICE PRESIDENT, ADVISERS     has been with Franklin Templeton Investments since 1989.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, management fees, before any advance waiver, were 0.15% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.14% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


"Standard & Poor's/(R)/", "S&P 500/(R)/" and "S&P 500/(R)/" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for more information.


               Please keep this supplement for future reference.

                                                                          FSP-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Highlights


                                                                              Class 1
                                                       -----------------------------------------------------
                                                        Six Months Ended        Year Ended December 31,
                                                          June 30, 2001     --------------------------------
                                                           (unaudited)           2000             1999/e/
                                                       ------------------   -------------   ----------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............          $9.66              $10.56         $10.00
                                                           --------           ---------        -------
Income from investment operations:
  Net investment income/a/ .........................            .04                 .11            .03
  Net realized and unrealized gains (losses) .......           (.72)              (1.00)           .53
                                                           --------           ---------        -------
Total from investment operations ...................           (.68)               (.89)           .56
                                                           --------           ---------        -------
Less distributions from:
  Net investment income ............................           (.08)               (.01)            --
  Net realized gains ...............................             --/c/               --             --
                                                           --------           ---------        -------
Total distributions ................................           (.08)               (.01)            --
                                                           --------           ---------        -------
Net asset value, end of period .....................          $8.90               $9.66         $10.56
                                                           ========           =========        =======
Total return/b/ ....................................          (6.98)%             (8.47)%         5.60%
Ratios/supplemental data
Net assets, end of period (000's) ..................        $41,773             $45,106        $14,888
Ratios to average net assets:
  Expenses .........................................            .31%/d/             .32%           .55%/d/
  Expenses excluding waiver by affiliate ...........            .31%/d/             .32%           .98%/d/
  Net investment income ............................           1.04%/d/            1.06%          1.77%/d/
Portfolio turnover rate ............................           7.35%              15.85%            --

/a/Based on average shares outstanding.
/b/Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
/c/Includes distributions of capital gains in the amount of $.002.
/d/Annualized
/e/For the period November 1, 1999 (effective date) to December 31, 1999.


FSP-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Highlights (continued)


                                                                              Class 2
                                                       -----------------------------------------------------
                                                        Six Months Ended        Year Ended December 31,
                                                          June 30, 2001     --------------------------------
                                                           (unaudited)           2000             1999/f/
                                                       ------------------   -------------   ----------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............          $9.63              $10.55         $10.00
                                                           --------           ---------        -------
Income from investment operations:
  Net investment income/a/ .........................            .03                 .08            .04
  Net realized and unrealized gains (losses) .......           (.72)              (1.00)           .51
                                                           --------           ---------        -------
Total from investment operations ...................           (.69)               (.92)           .55
                                                           --------           ---------        -------
Less distributions from:
  Net investment income ............................           (.05)                 --/e/          --
  Net realized gains ...............................             --/c/               --             --
                                                           --------           ---------        -------
Total distributions ................................           (.05)                 --             --
                                                           --------           ---------        -------
Net asset value, end of period .....................          $8.89               $9.63         $10.55
                                                           ========           =========        =======
Total return/b/ ....................................          (7.22)%             (8.70)%         5.50%
Ratios/supplemental data
Net assets, end of period (000's) ..................            $75                 $80            $88
Ratios to average net assets:
  Expenses .........................................            .56%/d/             .59%           .80%/d/
  Expenses excluding waiver by affiliate ...........            .56%/d/             .59%          1.23%/d/
  Net investment income ............................            .78%/d/             .81%          2.17%/d/
Portfolio turnover rate ............................           7.35%              15.85%            --

/a/Based on average shares outstanding.
/b/Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
/c/Includes distributions of capital gains in the amount of $.002.
/d/Annualized
/e/Includes distributions of net investment income in the amount of $.002. /f/For the period November 1, 1999 (effective date) to December 31, 1999.

                                                                          FSP-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Highlights (continued)


                                                                              Class 3
                                                       -----------------------------------------------------
                                                        Six Months Ended        Year Ended December 31,
                                                          June 30, 2001     --------------------------------
                                                           (unaudited)           2000             1999/e/
                                                       ------------------   -------------   ----------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............          $9.62              $10.55         $10.00
                                                           --------           ---------        -------
Income from investment operations:
  Net investment income/a/ .........................            .03                 .06            .03
  Net realized and unrealized gains (losses) .......           (.73)               (.98)           .52
                                                           --------           ---------        -------
Total from investment operations ...................           (.70)               (.92)           .55
                                                           --------           ---------        -------
Less distributions from:
  Net investment income ............................           (.07)               (.01)            --
  Net realized gains ...............................             --/c/               --             --
                                                           --------           ---------        -------
Total distributions ................................           (.07)               (.01)            --
                                                           --------           ---------        -------
Net asset value, end of period .....................          $8.85               $9.62         $10.55
                                                           ========           =========        =======
Total return/b/ ....................................          (7.27)%             (8.77)%         5.50%
Ratios/supplemental data
Net assets, end of period (000's) ..................        $14,255             $10,174         $2,349
Ratios to average net assets:
  Expenses .........................................            .80%/d/             .80%           .80%/d/
  Expenses excluding waiver by affiliate ...........           1.41%/d/            1.47%          4.16%/d/
  Net investment income ............................            .52%/d/             .58%          1.78%/d/
Portfolio turnover rate ............................           7.35%              15.85%             --

/a/Based on average shares outstanding.
/b/Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.
   Total return is not annualized for periods less than one year.
/c/Includes distributions of capital gains in the amount of $.002.
/d/Annualized
/e/For the period November 1, 1999 (effective date) to December 31, 1999.


                       See notes to financial statements.

FSP-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited)



                                                            SHARES        VALUE
----------------------------------------------------------------------------------
      Common Stocks 97.7%
      Commercial Services .7%
/a/   Convergys Corp. ..................................       802     $   24,261
      Deluxe Corp. .....................................       400         11,560
      Equifax Inc. .....................................       700         25,676
      Interpublic Group of Cos. Inc. ...................     1,600         46,960
      The McGraw-Hill Cos. Inc. ........................     1,000         66,150
      Moody's Corp. ....................................       800         26,800
      Omnicom Group Inc. ...............................       930         79,980
      R.R. Donnelley & Sons Co. ........................       600         17,820
/a/   Robert Half International Inc. ...................       900         22,401
/a/   Sabre Holdings Corp., A ..........................       661         33,050
/a/   TMP Worldwide Inc. ...............................       500         29,555
                                                                       ----------
                                                                          384,213
                                                                       ----------
      Communications 5.5%
      Alltel Corp. .....................................     1,600         98,016
      AT&T Corp. .......................................    17,115        376,530
      BellSouth Corp. ..................................     9,351        376,565
      CenturyTel Inc. ..................................       700         21,210
/a/   Citizens Communications Co., B ...................     1,300         15,639
/a/   Global Crossing Ltd. (Bermuda) ...................     4,321         37,333
/a/   Nextel Communications Inc., A ....................     3,800         66,500
      Qwest Communications International Inc. ..........     8,274        263,692
      SBC Communications Inc. ..........................    16,783        672,327
      Sprint Corp. (FON Group) .........................     4,416         94,326
/a/   Sprint Corp. (PCS Group) .........................     4,600        111,090
      Verizon Communications ...........................    13,477        721,020
/a/   Worldcom Inc.-MCI Group ..........................       100          1,610
/a/   Worldcom Inc.-Worldcom Group .....................    14,317        203,301
                                                                       ----------
                                                                        3,059,159
                                                                       ----------
      Consumer Durables 1.5%
      The Black & Decker Corp. .........................       400         15,784
      Brunswick Corp. ..................................       400          9,612
      Centex Corp. .....................................       300         12,225
      Cooper Tire & Rubber Co. .........................       400          5,680
      Eastman Kodak Co. ................................     1,500         70,020
      Ford Motor Co. ...................................     9,173        225,197
      Fortune Brands Inc. ..............................       800         30,688
      General Motors Corp. .............................     2,748        176,834
      Goodyear Tire & Rubber Co. .......................       800         22,400
      Harley-Davidson Inc. .............................     1,500         70,620
      Hasbro Inc. ......................................       800         11,560
      KB Home ..........................................       200          6,034
      Leggett & Platt Inc. .............................     1,000         22,030
      Mattel Inc. ......................................     2,100         39,732
      Maytag Corp. .....................................       400         11,704
      Newell Rubbermaid Inc. ...........................     1,300         32,630
      Pulte Homes Inc. .................................       200          8,526
      Snap-on Inc. .....................................       300          7,248
      Stanley Works ....................................       400         16,752
      Tupperware Corp. .................................       300          7,029
      Whirlpool Corp. ..................................       300         18,750
                                                                       ----------
                                                                          821,055
                                                                       ----------



                                                                          FSP-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                              SHARES        VALUE
------------------------------------------------------------------------------------
      Common Stocks (cont.)
      Consumer Non-Durables 6.4%
      Adolph Coors Co., B ................................       200     $   10,036
      Alberto-Culver Co., B ..............................       300         12,612
      American Greetings Corp., A ........................       300          3,300
      Anheuser-Busch Cos. Inc. ...........................     4,500        185,400
      Avon Products Inc. .................................     1,200         55,536
      Brown-Forman Corp., B ..............................       300         19,182
      Campbell Soup Co. ..................................     2,049         52,762
      Cintas Corp. .......................................       800         37,000
      Clorox Co. .........................................     1,200         40,620
      Coca-Cola Co. ......................................    12,392        557,640
      Coca-Cola Enterprises Inc. .........................     2,100         34,335
      Colgate-Palmolive Co. ..............................     2,800        165,172
      ConAgra Foods Inc. .................................     2,600         51,506
      General Mills Inc. .................................     1,400         61,292
      Gillette Co. .......................................     5,216        151,212
      H.J. Heinz Co. .....................................     1,700         69,513
      Hershey Foods Corp. ................................       639         39,433
      International Flavors & Fragrances Inc. ............       500         12,565
      Kellogg Co. ........................................     2,000         58,000
      Kimberly-Clark Corp. ...............................     2,616        146,234
      Liz Claiborne Inc. .................................       300         15,135
      Nike Inc., B .......................................     1,300         54,587
      Pepsi Bottling Group Inc. ..........................       700         28,070
      PepsiCo Inc. .......................................     7,301        322,704
      Philip Morris Cos. Inc. ............................    10,943        555,357
      Procter & Gamble Co. ...............................     6,400        408,320
      Quaker Oats Co. ....................................       700         63,875
      Ralston-Ralston Purina Group .......................     1,500         45,030
/a/   Reebok International Ltd. ..........................       300          9,585
      Sara Lee Corp. .....................................     3,898         73,828
      Unilever NV, N.Y. shs., ADR (Netherlands) ..........     2,800        166,796
      UST Inc. ...........................................       800         23,088
      V.F. Corp. .........................................       600         21,828
      Wm. Wrigley Jr. Co. ................................     1,100         51,535
                                                                         ----------
                                                                          3,603,088
                                                                         ----------
      Consumer Services 5.8%
/a/   AOL Time Warner Inc. ...............................    22,018      1,166,954
      Carnival Corp. .....................................     2,924         89,767
/a/   Cendant Corp. ......................................     4,200         81,900
/a/   Clear Channel Communications Inc. ..................     2,947        184,777
/a/   Comcast Corp., A ...................................     4,658        202,157
      Darden Restaurants Inc. ............................       600         16,740
      Dow Jones & Co. Inc. ...............................       400         23,884
      Gannett Co. Inc. ...................................     1,338         88,174
      H&R Block Inc. .....................................       500         32,275
      Harcourt General Inc. ..............................       300         17,457
/a/   Harrah's Entertainment Inc. ........................       600         21,180
      Hilton Hotels Corp. ................................     1,800         20,880
      Knight-Ridder Inc. .................................       344         20,399
      Marriott International Inc., A .....................     1,200         56,808
      McDonald's Corp. ...................................     6,505        176,025
      Meredith Corp. .....................................       200          7,162
      The New York Times Co., A ..........................       800         33,600
/a/   Starbucks Corp. ....................................     1,900         43,700
      Starwood Hotels & Resorts Worldwide Inc. ...........     1,000         37,280

FSP-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                          SHARES        VALUE
--------------------------------------------------------------------------------
      Common Stocks (cont.)
      Consumer Services (cont.)
      Tribune Co. ....................................     1,480     $   59,215
/a/   Tricon Global Restaurants Inc. .................       700         30,730
/a/   Univision Communications Inc., A ...............     1,000         42,780
/a/   Viacom Inc., B .................................     8,895        460,316
      The Walt Disney Co. ............................    10,359        299,272
      Wendy's International Inc. .....................       600         15,324
                                                                     ----------
                                                                      3,228,756
                                                                     ----------
      Distribution Services .6%
      Cardinal Health Inc. ...........................     2,250        155,250
      Genuine Parts Co. ..............................       900         28,350
      McKesson HBOC Inc. .............................     1,400         51,968
      SUPERVALU Inc. .................................       600         10,530
      SYSCO Corp. ....................................     3,300         89,595
      W.W. Grainger Inc. .............................       500         20,580
                                                                     ----------
                                                                        356,273
                                                                     ----------
      Electronic Technology 12.9%
/a/   ADC Telecommunications Inc. ....................     3,800         25,080
/a/   Advanced Micro Devices Inc. ....................     1,700         49,096
/a/   Agilent Technologies Inc. ......................     2,312         75,140
/a/   Altera Corp. ...................................     2,000         58,000
/a/   Analog Devices Inc. ............................     1,800         77,850
/a/   Andrew Corp. ...................................       400          7,380
/a/   Apple Computer Inc. ............................     1,700         39,525
/a/   Applied Materials Inc. .........................     4,000        196,400
/a/   Applied Micro Circuits Corp. ...................     1,500         25,800
/a/   Avaya Inc. .....................................     1,394         19,098
      Boeing Co. .....................................     4,320        240,192
/a/   Broadcom Corp., A ..............................     1,258         53,792
/a/   Cabletron Systems Inc. .........................       900         20,565
/a/   Cisco Systems Inc. .............................    36,418        662,808
      Compaq Computer Corp. ..........................     8,287        128,366
/a/   Comverse Technology Inc. .......................       900         51,858
/a/   Conexant Systems Inc. ..........................     1,200         10,740
      Corning Inc. ...................................     4,598         76,833
/a/   Dell Computer Corp. ............................    12,962        345,178
/a/   EMC Corp. ......................................    11,020        320,131
/a/   Gateway Inc. ...................................     1,600         26,320
      General Dynamics Corp. .........................     1,036         80,611
      Goodrich Corp. .................................       500         18,990
      Hewlett-Packard Co. ............................     9,626        275,304
      Intel Corp. ....................................    33,410        977,243
      International Business Machines Corp. ..........     8,618        973,834
/a/   Jabil Circuit Inc. .............................       900         27,774
/a/   JDS Uniphase Corp. .............................     6,400         81,600
/a/   KLA-Tencor Corp. ...............................       900         52,623
/a/   Lexmark International Inc. .....................       600         40,350
      Linear Technology Corp. ........................     1,600         70,752
      Lockheed Martin Corp. ..........................     2,200         81,510
/a/   LSI Logic Corp. ................................     1,800         33,840
      Lucent Technologies Inc. .......................    16,738        103,776
/a/   Maxim Integrated Products Inc. .................     1,600         70,736
/a/   Micron Technology Inc. .........................     3,000        123,300



                                                                         FSP-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                                       SHARES        VALUE
---------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      Electronic Technology (cont.)
      Motorola Inc. ...............................................    10,838     $  179,477
/a/   National Semiconductor Corp. ................................       900         26,208
/a/   NCR Corp. ...................................................       500         23,500
/a/   Network Appliance Inc. ......................................     1,600         21,920
      Nortel Networks Corp. (Canada) ..............................    15,668        142,422
      Northrop Grumman Corp. ......................................       404         32,360
/a/   Novellus Systems Inc. .......................................       700         39,753
/a/   Palm Inc. ...................................................     2,776         16,850
      PerkinElmer Inc. ............................................       468         12,884
/a/   QLogic Corp. ................................................       500         32,225
/a/   QUALCOMM Inc. ...............................................     3,800        222,224
      Raytheon Co. ................................................     1,800         47,790
      Rockwell International Corp. ................................       900         34,308
/a/   Sanmina Corp. ...............................................     1,572         36,801
      Scientific-Atlanta Inc. .....................................       800         32,480
/a/   Solectron Corp. .............................................     3,200         58,560
/a/   Sun Microsystems Inc. .......................................    16,134        253,626
      Symbol Technologies Inc. ....................................     1,150         25,530
/a/   Tektronix Inc. ..............................................       500         13,575
/a/   Tellabs Inc. ................................................     2,000         38,560
/a/   Teradyne Inc. ...............................................       900         29,790
      Texas Instruments Inc. ......................................     8,648        272,412
/a/   Thermo Electron Corp. .......................................       900         19,818
/a/   Vitesse Semiconductor Corp. .................................       900         18,936
      Xerox Corp. .................................................     3,416         32,691
/a/   Xilinx Inc. .................................................     1,700         70,108
                                                                                  ----------
                                                                                   7,257,203
                                                                                  ----------
      Energy Minerals 5.7%
      Amerada Hess Corp. ..........................................       400         32,320
      Anadarko Petroleum Corp. ....................................     1,200         64,836
      Apache Corp. ................................................       600         30,450
      Ashland Inc. ................................................       300         12,030
      Burlington Resources Inc. ...................................     1,100         43,945
      Chevron Corp. ...............................................     3,143        284,442
      Conoco Inc., B ..............................................     3,138         90,688
      Devon Energy Corp. ..........................................       600         31,500
      EOG Resources Inc. ..........................................       600         21,330
      Exxon Mobil Corp. ...........................................    17,128      1,496,131
      Kerr-McGee Corp. ............................................       442         29,291
      Occidental Petroleum Corp. ..................................     1,800         47,862
      Phillips Petroleum Co. ......................................     1,310         74,670
      Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ..........    10,674        621,974
      Sunoco Inc. .................................................       400         14,652
      Texaco Inc. .................................................     2,700        179,820
      Tosco Corp. .................................................       800         35,240
      Unocal Corp. ................................................     1,200         40,980
      USX-Marathon Group Inc. .....................................     1,500         44,265
                                                                                  ----------
                                                                                   3,196,426
                                                                                  ----------
      Finance 17.5%
      AFLAC Inc. ..................................................     2,592         81,622
      Allstate Corp. ..............................................     3,575        157,264
      Ambac Financial Group Inc. ..................................       494         28,751
      American Express Co. ........................................     6,623        256,972



FSP-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                     SHARES        VALUE
---------------------------------------------------------------------------
Common Stocks (cont.)
Finance (cont.)
American General Corp. ..........................     2,500     $  116,125
American International Group Inc. ...............    11,545        992,870
AmSouth Bancorporation ..........................     1,800         33,282
AON Corp. .......................................     1,300         45,500
Bank of America Corp. ...........................     8,016        481,200
Bank of New York Co. Inc. .......................     3,682        176,736
Bank One Corp. ..................................     5,782        206,996
BB&T Corp. ......................................     2,000         73,400
The Bear Stearns Cos. Inc. ......................       500         29,485
Capital One Financial Corp. .....................     1,000         60,000
Charles Schwab Corp. ............................     6,828        104,468
Charter One Financial Inc. ......................     1,045         33,336
Chubb Corp. .....................................       900         69,687
Cincinnati Financial Corp. ......................       800         31,600
Citigroup Inc. ..................................    24,996      1,320,789
Comerica Inc. ...................................       900         51,840
Conseco Inc. ....................................     1,600         21,840
Countrywide Credit Industries Inc. ..............       600         27,528
Fannie Mae ......................................     5,009        426,516
Fifth Third Bancorp .............................     2,912        174,866
First Union Corp. ...............................     4,887        170,752
Fleet Boston Financial Corp. ....................     5,435        214,411
Franklin Resources Inc. .........................     1,300         59,501
Freddie Mac .....................................     3,465        242,550
Golden West Financial Corp. .....................       743         47,730
Hartford Financial Services Group Inc. ..........     1,200         82,080
Household International Inc. ....................     2,333        155,611
Huntington Bancshares Inc. ......................     1,180         19,293
Jefferson-Pilot Corp. ...........................       750         36,240
John Hancock Financial Services Inc. ............     1,500         60,390
JP Morgan Chase & Co. ...........................     9,838        438,775
KeyCorp .........................................     2,100         54,705
Lehman Brothers Holdings Inc. ...................     1,200         93,300
Lincoln National Corp. ..........................       900         46,575
Loews Corp. .....................................     1,000         64,430
Marsh & McLennan Cos. Inc. ......................     1,404        141,804
MBIA Inc. .......................................       750         41,760
MBNA Corp. ......................................     4,268        140,631
Mellon Financial Corp. ..........................     2,357        108,422
Merrill Lynch & Co. Inc. ........................     4,131        244,762
MetLife Inc. ....................................     3,800        117,724
MGIC Investment Corp. ...........................       500         36,320
Morgan Stanley Dean Witter & Co. ................     5,492        352,751
National City Corp. .............................     3,049         93,848
Northern Trust Corp. ............................     1,140         71,250
PNC Financial Services Group ....................     1,473         96,909
The Progressive Corp. ...........................       344         46,505
Providian Financial Corp. .......................     1,443         85,426
Regions Financial Corp. .........................     1,228         39,296
Ryder Systems Inc. ..............................       300          5,880
SAFECO Corp. ....................................       600         17,700
Southtrust Corp. ................................     1,700         44,200
St. Paul Cos. Inc. ..............................     1,100         55,759
State Street Corp. ..............................     1,600         79,184
Stilwell Financial Inc. .........................     1,100         36,916
SunTrust Banks Inc. .............................     1,500         97,170

                                                                         FSP-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                          SHARES        VALUE
--------------------------------------------------------------------------------
      Common Stocks (cont.)
      Finance (cont.)
      Synovus Financial Corp. ........................     1,400     $   43,932
      T. Rowe Price Group Inc. .......................       600         22,434
      Torchmark Corp. ................................       600         24,126
      U.S. Bancorp ...................................     9,475        215,935
      Union Planters Corp. ...........................       700         30,520
      Unumprovident Corp. ............................     1,200         38,544
      USA Education Inc. .............................       800         58,400
      Wachovia Corp. .................................     1,000         71,150
      Washington Mutual Inc. .........................     4,324        162,366
      Wells Fargo & Co. ..............................     8,497        394,516
      Zions Bancorp ..................................       400         23,600
                                                                     ----------
                                                                      9,828,756
                                                                     ----------
      Health Services .9%
/a/   Aetna Inc. .....................................       700         18,109
      CIGNA Corp. ....................................       721         69,086
      HCA Inc. .......................................     2,735        123,595
/a/   HealthSouth Corp. ..............................     1,900         30,343
/a/   Humana Inc. ....................................       800          7,880
      IMS Health Inc. ................................     1,500         42,750
/a/   Manor Care Inc. ................................       500         15,875
/a/   Quintiles Transnational Corp. ..................       600         15,150
/a/   Tenet Healthcare Corp. .........................     1,600         82,544
      UnitedHealth Group Inc. ........................     1,600         98,800
/a/   Wellpoint Health Networks Inc. .................       300         28,272
                                                                     ----------
                                                                        532,404
                                                                     ----------
      Health Technology 11.3%
      Abbott Laboratories ............................     7,726        370,925
      Allergan Inc. ..................................       700         59,850
      American Home Products Corp. ...................     6,520        381,029
/a/   Amgen Inc. .....................................     5,144        312,138
      Applera Corp-Applied Biosystems Group ..........     1,000         26,750
      Bausch & Lomb Inc. .............................       300         10,872
      Baxter International Inc. ......................     2,900        142,100
      Becton, Dickinson & Co. ........................     1,300         46,527
/a/   Biogen Inc. ....................................       700         38,052
      Biomet Inc. ....................................       850         40,851
/a/   Boston Scientific Corp. ........................     2,000         34,000
      Bristol-Myers Squibb Co. .......................     9,628        503,544
      C.R. Bard Inc. .................................       300         17,085
/a/   Chiron Corp. ...................................       900         45,900
      Eli Lilly & Co. ................................     5,587        413,438
/a/   Forest Laboratories Inc. .......................       900         63,900
/a/   Guidant Corp. ..................................     1,545         55,620
      Johnson & Johnson ..............................    15,058        752,900
/a/   King Pharmaceuticals Inc. ......................       900         48,375
/a/   MedImmune Inc. .................................     1,100         51,920
      Medtronic Inc. .................................     5,973        274,818
      Merck & Co. Inc. ...............................    11,366        726,401
      Pall Corp. .....................................       600         14,118
      Pfizer Inc. ....................................    31,414      1,258,131
      Pharmacia Corp. ................................     6,493        298,353
      Schering-Plough Corp. ..........................     7,251        262,776

FSP-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                           SHARES        VALUE
---------------------------------------------------------------------------------
      Common Stocks (cont.)
      Health Technology (cont.)
/a/   St. Jude Medical Inc. ...........................      400      $   24,000
      Stryker Corp. ...................................    1,000          54,850
/a/   Watson Pharmaceuticals Inc. .....................      500          30,820
                                                                      ----------
                                                                       6,360,043
                                                                      ----------
      Industrial Services 1.7%
/a/   Allied Waste Industries Inc. ....................    1,000          18,680
      Baker Hughes Inc. ...............................    1,700          56,950
      El Paso Corp. ...................................    2,530         132,926
      Enron Corp. .....................................    3,707         181,643
      Fluor Corp. .....................................      400          18,060
      Halliburton Co. .................................    2,201          78,356
/a/   Nabors Industries Inc. ..........................      700          26,040
/a/   Noble Drilling Corp. ............................      700          22,925
/a/   Rowan Cos. Inc. .................................      500          11,050
      Schlumberger Ltd. ...............................    2,900         152,685
      Transocean Sedco Forex Inc. .....................    1,612          66,495
      Waste Management Inc. ...........................    3,100          95,542
      Williams Cos. Inc. ..............................    2,371          78,124
                                                                      ----------
                                                                         939,476
                                                                      ----------
      Non-Energy Minerals .9%
      Alcan Inc. (Canada) .............................    1,600          67,232
      Alcoa Inc. ......................................    4,324         170,366
      Allegheny Technologies Inc. .....................      400           7,236
      Barrick Gold Corp. (Canada) .....................    1,900          28,785
/a/   Freeport-McMoRan Copper & Gold Inc., B ..........      700           7,735
      Homestake Mining Co. ............................    1,300          10,075
/a/   Inco Ltd. (Canada) ..............................      900          15,534
      Louisiana-Pacific Corp. .........................      500           5,865
      Newmont Mining Corp. ............................    1,000          18,610
      Nucor Corp. .....................................      400          19,556
      Phelps Dodge Corp. ..............................      400          16,600
      Placer Dome Inc. (Canada) .......................    1,600          15,680
      USX-U.S. Steel Group ............................      400           8,060
      Vulcan Materials Co. ............................      500          26,875
      Weyerhaeuser Co. ................................    1,100          60,467
      Worthington Industries Inc. .....................      400           5,440
                                                                      ----------
                                                                         484,116
                                                                      ----------
      Process Industries 1.8%
      Air Products & Chemicals Inc. ...................    1,100          50,325
      Archer Daniels Midland Co. ......................    3,220          41,860
      Ball Corp. ......................................      100           4,756
      Bemis Co. Inc. ..................................      300          12,051
      Boise Cascade Corp. .............................      300          10,551
      Dow Chemical Co. ................................    4,466         148,495
      E.I. du Pont de Nemours and Co. .................    5,190         250,366
      Eastman Chemical Co. ............................      400          19,052
      Ecolab Inc. .....................................      600          24,582
      Engelhard Corp. .................................      600          15,474
/a/   FMC Corp. .......................................      142           9,736
      Georgia-Pacific Corp. ...........................    1,137          38,487
      Great Lakes Chemical Corp. ......................      300           9,255
      Hercules Inc. ...................................      500           5,650



                                                                         FSP-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                         SHARES        VALUE
-------------------------------------------------------------------------------
      Common Stocks (cont.)
      Process Industries (cont.)
      International Paper Co. .......................     2,436     $   86,965
      The Mead Corp. ................................       500         13,570
      Millipore Corp. ...............................       200         12,396
/a/   Pactiv Corp. ..................................       800         10,720
      Potlatch Corp. ................................       100          3,441
      PPG Industries Inc. ...........................       883         46,419
      Praxair Inc. ..................................       800         37,600
      Rohm & Haas Co. ...............................     1,100         36,190
/a/   Sealed Air Corp. ..............................       400         14,900
      Sherwin-Williams Co. ..........................       800         17,760
      Sigma-Aldrich Corp. ...........................       400         15,448
      Temple-Inland Inc. ............................       200         10,658
      Westvaco Corp. ................................       500         12,145
      Willamette Industries Inc. ....................       500         24,750
                                                                    ----------
                                                                       983,602
                                                                    ----------
      Producer Manufacturing 7.9%
/a/   American Power Conversion Corp. ...............       900         14,175
      Avery Dennison Corp. ..........................       500         25,525
      Caterpillar Inc. ..............................     1,715         85,836
      Cooper Industries Inc. ........................       500         19,795
      Crane Co. .....................................       300          9,300
      Cummins Inc. ..................................       200          7,740
      Dana Corp. ....................................       700         16,338
      Danaher Corp. .................................       700         39,200
      Deere & Co. ...................................     1,200         45,420
      Delphi Automotive Systems Corp. ...............     2,800         44,604
      Dover Corp. ...................................     1,000         37,650
      Eaton Corp. ...................................       300         21,030
      Emerson Electric Co. ..........................     2,140        129,470
      General Electric Co. ..........................    49,383      2,407,421
      Honeywell International Inc. ..................     4,025        140,835
      Illinois Tool Works Inc. ......................     1,500         94,950
      Ingersoll-Rand Co. ............................       800         32,960
      ITT Industries Inc. ...........................       400         17,700
      Johnson Controls Inc. .........................       400         28,988
      Masco Corp. ...................................     2,300         57,408
      McDermott International Inc. ..................       300          3,495
      Minnesota Mining & Manufacturing Co. ..........     1,949        222,381
      Molex Inc. ....................................       925         33,790
      National Service Industries Inc. ..............       200          4,514
/a/   Navistar International Corp. ..................       300          8,439
      PACCAR Inc. ...................................       400         20,568
      Parker Hannifin Corp. .........................       600         25,464
      Pitney Bowes Inc. .............................     1,200         50,544
/a/   Power-One Inc. ................................       400          6,656
      Textron Inc. ..................................       700         38,528
      Thomas & Betts Corp. ..........................       300          6,621
      Timken Co. ....................................       300          5,082
      TRW Inc. ......................................       600         24,600
      Tyco International Ltd. .......................     9,633        524,999
      United Technologies Corp. .....................     2,341        171,502
      Visteon Corp. .................................       634         11,653
                                                                    ----------
                                                                     4,435,181
                                                                    ----------

FSP-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                           SHARES        VALUE
---------------------------------------------------------------------------------
      Common Stocks (cont.)
      Retail Trade 5.9%
      Albertson's Inc. ................................     2,015     $   60,430
/a/   AutoZone Inc. ...................................       600         22,500
/a/   Bed Bath & Beyond Inc. ..........................     1,400         42,000
/a/   Best Buy Co. Inc. ...............................     1,000         63,520
      Big Lots Inc. ...................................       500          6,840
      Circuit City Stores-Circuit City Group ..........     1,000         18,000
/a/   Costco Wholesale Corp. ..........................     2,200         90,376
      CVS Corp. .......................................     1,940         74,884
      Dillards Inc., A ................................       400          6,108
      Dollar General Corp. ............................     1,675         32,663
/a/   Federated Department Stores Inc. ................       948         40,290
      GAP Inc. ........................................     4,239        122,931
      Home Depot Inc. .................................    11,594        539,701
      J.C. Penney Co. Inc. ............................     1,300         34,268
/a/   Kmart Corp. .....................................     2,300         26,381
/a/   Kohl's Corp. ....................................     1,673        104,947
/a/   The Kroger Co. ..................................     4,048        101,200
      The Limited Inc. ................................     2,100         34,692
      Lowe's Cos. Inc. ................................     1,905        138,208
      May Department Stores Co. .......................     1,500         51,390
      Nordstrom Inc. ..................................       700         12,985
/a/   Office Depot Inc. ...............................     1,500         15,570
      Radioshack Corp. ................................       900         27,450
/a/   Safeway Inc. ....................................     2,469        118,512
      Sears, Roebuck & Co. ............................     1,700         71,927
/a/   Staples Inc. ....................................     2,300         36,777
      Target Corp. ....................................     4,492        155,423
      Tiffany & Co. ...................................       700         25,354
      The TJX Cos. Inc. ...............................     1,400         44,618
/a/   Toys R Us Inc. ..................................     1,000         24,750
      Walgreen Co. ....................................     5,100        174,165
      Wal-Mart Stores Inc. ............................    22,279      1,087,215
      Winn-Dixie Stores Inc. ..........................       700         18,291
                                                                      ----------
                                                                       3,424,366
                                                                      ----------
      Technology Services 6.9%
      Adobe Systems Inc. ..............................     1,200         56,400
      Autodesk Inc. ...................................       300         11,190
      Automatic Data Processing Inc. ..................     3,078        152,977
/a/   BMC Software Inc. ...............................     1,200         27,048
/a/   BroadVision Inc. ................................     1,300          6,500
/a/   Citrix Systems Inc. .............................       900         31,410
      Computer Associates International Inc. ..........     2,900        104,400
/a/   Computer Sciences Corp. .........................       800         27,680
/a/   Compuware Corp. .................................     1,800         25,182
/a/   Concord EFS Inc. ................................     1,108         57,627
      Electronic Data Systems Corp. ...................     2,300        143,750
      First Data Corp. ................................     1,947        125,095
/a/   Fiserv Inc. .....................................       588         37,620
/a/   Intuit Inc. .....................................     1,000         39,990
/a/   Mercury Interactive Corp. .......................       436         26,116
/a/   Microsoft Corp. .................................    26,798      1,945,535
/a/   Novell Inc. .....................................     1,600          9,104
/a/   Oracle Corp. ....................................    27,920        530,480
/a/   Parametric Technology Corp. .....................     1,300         18,187



                                                                         FSP-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                         SHARES        VALUE
-------------------------------------------------------------------------------
      Common Stocks (cont.)
      Technology Services (cont.)
      Paychex Inc. ..................................    1,900      $   76,000
/a/   Peoplesoft Inc. ...............................    1,500          73,845
/a/   Sapient Corp. .................................      500           4,875
/a/   Siebel Systems Inc. ...........................    2,301         107,917
/a/   Unisys Corp. ..................................    1,500          22,065
/a/   VERITAS Software Corp. ........................    1,935         128,736
/a/   Yahoo! Inc. ...................................    2,738          54,733
                                                                    ----------
                                                                     3,844,462
                                                                    ----------
      Transportation .7%
/a/   AMR Corp. .....................................      800          28,904
      Burlington Northern Santa Fe Corp. ............    1,975          59,586
      CSX Corp. .....................................    1,100          39,864
      Delta Air Lines Inc. ..........................      600          26,448
/a/   Fedex Corp. ...................................    1,500          60,300
      Norfolk Southern Corp. ........................    1,900          39,330
      Southwest Airlines Co. ........................    3,750          69,338
      Union Pacific Corp. ...........................    1,228          67,429
/a/   US Airways Group Inc. .........................      300           7,290
                                                                    ----------
                                                                       398,489
                                                                    ----------
      Utilities 2.9%
/a/   AES Corp. .....................................    2,600         111,930
      Allegheny Energy Inc. .........................      600          28,950
      Ameren Corp. ..................................      700          29,890
      American Electric Power Co. Inc. ..............    1,640          75,719
/a/   Calpine Corp. .................................    1,515          57,267
      Cinergy Corp. .................................      800          27,960
      CMS Energy Corp. ..............................      700          19,495
      Consolidated Edison Inc. ......................    1,100          43,780
      Constellation Energy Group Inc. ...............      800          34,080
      Dominion Resources Inc. .......................    1,200          72,156
      DTE Energy Co. ................................      800          37,152
      Duke Energy Corp. .............................    3,858         150,501
      Dynegy Inc. ...................................    1,600          74,400
      Edison International ..........................    1,600          17,840
      Entergy Corp. .................................    1,100          42,229
      Exelon Corp. ..................................    1,600         102,592
      FirstEnergy Corp. .............................    1,100          35,376
      FPL Group Inc. ................................      900          54,189
      GPU Inc. ......................................      600          21,090
      KeySpan Corp. .................................      700          25,536
      Kinder Morgan Inc. ............................      600          30,150
/a/   Mirant Corp. ..................................    1,656          56,966
/a/   Niagara Mohawk Holdings Inc. ..................      800          14,152
      Nicor Inc. ....................................      200           7,796
      Nisource Inc. .................................    1,053          28,778
      ONEOK Inc. ....................................      300           5,910
      Peoples Energy Corp. ..........................      200           8,040
      PG & E Corp. ..................................    1,900          21,280
      Pinnacle West Capital Corp. ...................      400          18,960
      PPL Corp. .....................................      700          38,500
      Progress Energy Inc. ..........................    1,009          45,324
      Public Service Enterprise Group Inc. ..........    1,100          53,790
      Reliant Energy Inc. ...........................    1,500          48,315



FSP-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Statement of Investments, June 30, 2001 (unaudited) (cont.)



                                                                                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      Utilities (cont.)
      Sempra Energy ..........................................................         1,000      $    27,340
      Southern Co. ...........................................................         3,360           78,120
      TXU Corp. ..............................................................         1,300           62,647
      Xcel Energy Inc. .......................................................         1,675           47,649
                                                                                                  -----------
                                                                                                    1,655,849
                                                                                                  -----------
      Total Long Term Investments (Cost $61,037,411)..........................                     54,792,917
                                                                                                  -----------
      Short Term Investments 1.9%
/b/   Franklin Institutional Fiduciary Trust Money Market Portfolio ..........       879,515          879,515
                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   ---------
/c/   U.S. Treasury Bill, 9/13/01 ............................................     $ 200,000          198,569
                                                                                                  -----------
      Total Short Term Investments (Cost $1,078,104) .........................                      1,078,084
                                                                                                  -----------
      Total Investments (Cost $62,115,515) 99.6%..............................                     55,871,001
      Other Assets, less Liabilities .4% .....................................                        231,764
                                                                                                  -----------
      Net Assets 100.0% ......................................................                    $56,102,765
                                                                                                  ===========

/a/Non-income producing
/b/The Franklin Institutionary Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.
/c/On deposit with broker for initial margin on futures contracts (Note 1(b)).


                       See notes to financial statements.

                                                                         FSP-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Statements

Statement of Assets and Liabilities
June 30, 2001 (unaudited)


Assets:
 Investments in securities:
  Cost ................................................    $ 62,115,515
                                                           ============
  Value ...............................................      55,871,001
 Cash .................................................           6,000
 Receivables:
  Investment securities sold ..........................           4,317
  Capital shares sold .................................         206,923
  Dividends ...........................................          40,241
  Affiliates ..........................................          42,286
  Variation margin (Note 1) ...........................           3,525
 Other assets .........................................          36,616
                                                           ------------
    Total assets ......................................      56,210,909
                                                           ------------
Liabilities:
 Payables:
  Investment securities purchased .....................          59,895
  Capital shares redeemed .............................          20,240
  Registration Fees - Class 3 .........................          21,114
 Other liabilities ....................................           6,895
                                                           ------------
    Total liabilities .................................         108,144
                                                           ------------
     Net assets, at value .............................    $ 56,102,765
                                                           ============
Net assets consist of:
 Undistributed net investment income ..................    $    252,383
 Net unrealized depreciation ..........................      (6,276,216)
 Accumulated net realized loss ........................      (2,720,137)
 Capital shares .......................................      64,846,735
                                                           ------------
     Net assets, at value .............................    $ 56,102,765
                                                           ============
Class 1:
 Net assets, at value .................................    $ 41,772,762
                                                           ============
 Shares outstanding ...................................       4,693,508
                                                           ============
 Net asset value and offering price per share .........    $       8.90
                                                           ============
Class 2:
 Net assets, at value .................................    $     75,493
                                                           ============
 Shares outstanding ...................................           8,490
                                                           ============
 Net asset value and offering price per share .........    $       8.89
                                                           ============
Class 3:
 Net assets, at value .................................    $ 14,254,510
                                                           ============
 Shares outstanding ...................................       1,610,534
                                                           ============
 Net asset value and offering price per share .........    $       8.85
                                                           ============

                       See notes to financial statements.

FSP-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Statements (continued)


Statement of Operations
for the six months ended June 30, 2001 (unaudited)


 Investment income:
 (net of foreign taxes of $1,763)
  Dividends .................................................................    $    364,061
  Interest ..................................................................           2,554
                                                                                 ------------
    Total investment income .................................................         366,615
                                                                                 ------------
 Expenses:
  Management fees (Note 3) ..................................................          39,793
  Administrative fees (Note 3) ..............................................          27,256
  Distribution fees (Note 3)
    Class 2 .................................................................              70
    Class 3 .................................................................          14,987
  Transfer agent fees .......................................................             802
  Transfer agent fees - Class 3 (Note 3) ....................................          22,682
  Custodian fees ............................................................             213
  Reports to shareholders ...................................................           8,539
  Registration and filing fees - Class 3 ....................................          28,924
  Professional fees .........................................................           4,740
  Trustees' fees and expenses ...............................................           1,608
  Other .....................................................................           1,133
                                                                                 ------------
    Total expenses ..........................................................         150,747
    Expenses waived/paid by affiliate - Class 3 (Note 3) ....................         (36,616)
                                                                                 ------------
      Net expenses ..........................................................         114,131
                                                                                 ------------
       Net investment income ................................................         252,484
                                                                                 ------------
 Realized and unrealized losses:
  Net realized loss from:
    Investments .............................................................      (1,328,348)
    Financial futures contracts .............................................        (324,466)
                                                                                 ------------
     Net realized loss ......................................................      (1,652,814)
  Net unrealized depreciation on investments and financial futures contracts       (2,709,220)
                                                                                 ------------
 Net realized and unrealized loss ...........................................      (4,362,034)
                                                                                 ------------
 Net decrease in net assets resulting from operations .......................    $ (4,109,550)
                                                                                 ============

                      See notes to financial statements.

                                                                         FSP-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN S&P 500 INDEX FUND


Financial Statements (continued)


Statements of Changes in Net Assets
for the six months ended June 30, 2001 (unaudited) and the year ended December 31, 2000



                                                                                  Six Months Ended        Year Ended
                                                                                    June 30, 2001      December 31, 2000
                                                                                 ------------------   ------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .....................................................      $    252,484         $    470,310
   Net realized loss from investments and financial futures contracts ........        (1,652,814)          (1,055,518)
   Net unrealized depreciation on investments and financial futures contracts         (2,709,220)          (4,036,928)
                                                                                    ------------         ------------
    Net decrease in net assets resulting from operations .....................        (4,109,550)          (4,622,136)
 Distributions to shareholders from:
   Net investment income:
    Class 1 ..................................................................          (384,081)             (18,826)
    Class 2 ..................................................................              (334)                 (15)
    Class 3 ..................................................................          (106,478)              (3,250)
   Net realized gains:
    Class 1 ..................................................................            (8,313)                  --
    Class 2 ..................................................................               (12)                  --
    Class 3 ..................................................................            (2,980)                  --
                                                                                    ------------         ------------
 Total distributions to shareholders .........................................          (502,698)             (22,091)
 Capital share transactions: (Note 2)
    Class 1 ..................................................................           246,479           33,998,863
    Class 2 ..................................................................             7,210                   15
    Class 3 ..................................................................         5,100,959            8,680,947
                                                                                    ------------         ------------
 Total capital share transactions ............................................         5,354,648           42,679,825
    Net increase in net assets ...............................................           742,400           38,035,598
Net assets:
 Beginning of period .........................................................        55,360,365           17,324,767
                                                                                    ------------         ------------
 End of period ...............................................................      $ 56,102,765         $ 55,360,365
                                                                                    ============         ============
Undistributed net investment income included in net assets:
 End of period ...............................................................      $    252,383         $    490,792
                                                                                    ============         ============

                      See notes to financial statements.

FSP-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-seven series (the Funds). Franklin S&P 500 Index Fund (the Fund) included in this report is diversified. Shares of the Fund are sold to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts, except for Class 3 shares which are offered as an investment option to defined contribution plans. As of June 30, 2001, over 74% of the Fund's shares were sold through one insurance company. The Fund's investment objective is capital growth.


The following summarizes the Fund's significant accounting policies.


a. Security Valuation


Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.


b. Futures Contracts


The Fund may enter into futures contracts and options on futures contracts to hedge the risk of changes in interest rates. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses are included in the Statement of Operations.


The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.


c. Income Taxes


No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


d. Security Transactions, Investment Income, Expenses and Distributions


Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                                                         FSP-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Notes to Financial Statements (unaudited) (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)
e. Accounting Estimates


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST


The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.


At June 30, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                        Six Months Ended                    Year Ended
                                                         June 30, 2001                  December 31, 2000
                                                -------------------------------- --------------------------------
                                                     Shares          Amount           Shares          Amount
Class 1 Shares:                                 --------------- ---------------- --------------- ----------------
Shares sold ...................................     1,098,303    $  10,030,094       5,023,913    $  52,265,985
Shares issued in reinvestment of distributions         44,495          392,894           1,894           18,826
Shares redeemed ...............................    (1,112,812)     (10,176,509)     (1,767,289)     (18,285,948)
                                                   ----------    -------------      ----------    -------------
Net increase ..................................        24,986    $     246,479       3,258,518    $  33,998,863
                                                   ==========    =============      ==========    =============
Class 2 Shares:
Shares sold ...................................         8,450    $      76,748              --    $          --
Shares issued in reinvestment of distributions             39              347               2               15
Shares redeemed ...............................        (8,334)         (69,885)             --               --
                                                   ----------    -------------      ----------    -------------
Net increase ..................................           155    $       7,210               2    $          15
                                                   ==========    =============      ==========    =============
Class 3 Shares:
Shares sold ...................................       872,006    $   7,980,868       1,365,211    $  14,138,518
Shares issued in reinvestment of distributions         12,467          109,458             327            3,250
Shares redeemed ...............................      (331,787)      (2,989,367)       (530,279)      (5,460,821)
                                                   ----------    -------------      ----------    -------------
Net increase ..................................       552,686    $   5,100,959         835,259    $   8,680,947
                                                   ==========    =============      ==========    =============

3. TRANSACTIONS WITH AFFILIATES


Certain officers and trustees of the Trust are also officers and/or directors of the following entities:


Entity                                                                    Affiliation
-----------------------------------------------------------------         -----------------------
       Franklin Templeton Services, LLC (FT Services)                     Administrative manager
       Franklin Advisers, Inc. (Advisers)                                 Investment manager
       Franklin/Templeton Distributors, Inc. (Distributors)               Principal underwriter
       Franklin/Templeton Investor Services, LLC (Investor Service        Transfer agent

The Fund pays an investment management fee to Advisers of .15% per year of the average daily net assets of the Fund.

FSP-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Notes to Financial Statements (unaudited) (continued)



3. TRANSACTIONS WITH AFFILIATES (cont.)
Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Money Market Portfolio.


The Fund pays an administrative fee to FT Services of .10% per year of the Fund's average daily net assets.


Under a sub-advisory agreement, State Street Global Advisors (SSgA) provides sub-advisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.


Advisers and FT Services agreed in advance to waive Class 3 expenses for the Fund, as noted in the Statement of Operations.


The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund's shares.


Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.


4. INCOME TAXES


At December 31, 2000 the fund had deferred capital losses occurring subsequent to October 31, 2000 of $178,521. For tax purposes, such losses will be reflected in the year ending December 31, 2001.


Net realized capital gains and losses differ for financial statements and tax purposes primarily due to differing treatment of wash sales.


At June 30, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $64,328,823 was as follows:


  Unrealized appreciation .............  $   5,559,448
  Unrealized depreciation .............    (14,017,270)
                                         -------------
  Net unrealized depreciation .........  $  (8,457,822)
                                         =============

5. INVESTMENT TRANSACTIONS


Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001 aggregated $9,754,429 and $3,909,535, respectively.


6. FINANCIAL FUTURES


As of June 30, 2001, the Fund had the following futures contracts outstanding:


Contracts to Buy                  Number of Contracts   Delivery Dates   Contract Face Value   Unrealized Loss
-------------------------------- --------------------- ---------------- --------------------- ----------------
S&P 500 Index, Sept 01 .........                   3          9/15/01          $955,477            $31,702


                                                                         FSP-25